Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

8.Leases

The Group has operating leases mainly for offices and warehouses in China. For the years ended December 31, 2020, 2021 and 2022, operating lease costs were RMB177,976, RMB385,377 and RMB557,477 (US$80,827), respectively; and short-term lease costs were RMB31,394, RMB141,507 and RMB174,402 (US$25,286), respectively. There were no leasing costs other than the operating lease costs and short-term lease costs for the years ended December 31, 2020, 2021 and 2022.

A maturity analysis of the Company’s operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	As of December 31, 2022
	RMB	US$

2023	650,617	94,331
2024	497,166	72,082
2025	274,728	39,832
2026	67,483	9,784
2027 and after	75,197	10,903
Total undiscounted cash flows	1,565,191	226,932
Less: imputed interest	(92,373)	(13,393)
Present value of lease liabilities	1,472,818	213,539

As of December 31, 2022, the Company had no operating leases that had not yet commenced.

As of December 31, 2020, 2021 and 2022, the weighted average remaining lease term was 3.39 years, 2.74 years and 2.87 years, respectively, and the weighted average discount rate was 4.90%, 4.38% and 4.05% for the Company’s operating leases, respectively.

Other supplemental information related to leases is summarized below:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Cash payments for operating leases	166,967	388,144	534,784	77,536
ROU assets obtained in exchange for new operating lease liabilities	265,821	704,142	1,068,063	154,855